Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Privax Ltd
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The following table summarizes the fair values of the net assets acquired as of the acquisition date. The purchase price allocations for these net assets are based on preliminary valuations and are subject to change as the Company obtains additional information during the acquisition measurement period:

Cash and cash equivalents	$4,983
Trade accounts receivable, net	1,108
Property and equipment	341
Intangible assets	18,415
Other assets acquired	1,354
Deferred taxes	(5,503)
Other liabilities assumed	(6,210)
Goodwill(1)	47,138

Total purchase consideration	$61,626

(1)	The goodwill primarily represents the Company’s expectation of synergies from the integration of Privax products with the Company’s existing solutions and is allocated to the Company’s Consumer segment. The balance of goodwill is not expected to be deductible for tax purposes.

The following table reflects the estimated fair values and useful lives of the acquired intangible assets identified during our purchase accounting assessments:

	Estimated fair values	Useful lives (years)
Trademarks	$3,751	8
Developed technology	6,224	3
Customer relationships	8,440	2

Total intangible assets(2)	$18,415

The acquisition date fair value of the consideration transferred consisted of the following:

Components of consideration:
Cash consideration	$35,874
Deferred consideration(3)	8,454
Contingent consideration(4)	17,298

Total purchase consideration	$61,626

(2)	Amortization for developed technology is recognized in cost of revenue. Amortization for trademarks and customer relationships is recognized in sales and marketing.
(3)	Consists of $9 million cash held in escrow, reported on the face of the consolidated balance sheets in short-term restricted cash, and other adjustments, including final working capital true-up.
(4)	Reflects the acquisition date fair value of the following additional cash consideration to be measured and expected to be paid in the third quarter of 2016 upon the achievement of the following:

a.	Payout of $10 million upon achievement of certain product and integration milestones; and

b.	Payout of $10 million upon achievement of certain performance-based targets relating to future product sales.

Payouts for a. and b. respectively, are exclusive of one another and, as of acquisition date, were expected to be fully achieved. The contingent consideration was remeasured at December 31, 2015, including the updated expectation based on events after the acquisition. The change in fair value is recognized in the income statement and resulted in a $9.4 million gain.

Flayvr Media Ltd
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were determined as follows:

Other liabilities assumed	$(28)
Intangible assets(1)	1,461
Goodwill(2)	2,443
Deferred taxes	185

Total purchase consideration	$4,061

(1)	Intangible assets consist of developed technology, which is amortized over the estimated useful life of 3 years.
(2)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Flayvr technology with the Company’s existing solutions and is allocated to the Company’s Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.

Components of consideration:
Cash consideration paid	$2,500
Deferred purchase consideration(3)	490
Contingent consideration(4)	1,071

$4,061

(3)	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.
(4)	Reflects the acquisition date fair value of the following additional cash consideration to be remeasured at each reporting period and expected to be paid in the last quarter of 2016, upon the achievement of the following:

a.	Pay out of $400 upon achievement of certain integration milestones; and

b.	Pay out of $800 upon achievement of certain performance-based targets relating to future product sales.

Pay outs for a. and b. respectively, are exclusive of one another and are currently expected to be fully achieved.

Location Labs
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

Subsequent to the filing of our Annual Report on Form 20-F for the year ended December 31, 2014 filed with the Securities and Exchange Commission (the “SEC”) on April 10, 2015, it was determined that the total purchase price for the purchase of the business of Location Labs should have been $181,924, or $4,209 higher than initially concluded. While preparing the first installment payment of the contingent consideration for the acquisition, the Company noted that the cash settlement of the awards cancelled in connection with the acquisition was to be settled by an additional payment. This resulted in an increase in the total purchase price, deferred purchase consideration and, consequently, goodwill. The revised total purchase consideration comprised:

	Amount recorded as of December 31, 2014	Adjustments	Revised amount recorded as of December 31, 2014
Cash consideration paid at closing of the merger	$116,221	$—	$116,221
Deferred purchase consideration(1)	14,650	4,209	18,859
Repayment of Location Labs external borrowings (current and non-current)	8,120	—	8,120
Location Labs transaction costs paid by AVG(2)	4,868	—	4,868
Contingent purchase consideration(3)	33,856	—	33,856

Total purchase consideration	$177,715	$4,209	$181,924

(1)	Per the terms of the agreement, $17,500 was transferred into an escrow account to be disbursed over 15 months subsequent to the closing date and serves as security for the indemnification obligations of the selling shareholders and cash settlement of awards cancelled in connection with the merger. At acquisition, the amount in escrow included $2,850 of unrecognized compensation expense for future services. Accordingly, the revised consideration of $18,859 was recorded as deferred purchase consideration. As of December 31, 2014, $268 was recorded as accrued compensation expense and $2,582 remained unrecognized.
(2)	Per the terms of the merger agreement, the acquisition-related expenses incurred by Location Labs were paid by the Company.
(3)	Contingent consideration of up to $36,000 is expected to be paid to the selling shareholders in two installments within 24 months subsequent to the closing date, subject to Location Labs achieving certain financial metrics. As of December 31, 2015, $21,352 has been paid. The fair value is based on the interest rate in effect upon closing of the merger, or 5.75%.

In conjunction with the acquisition agreements, certain employees of Location Labs would receive payments of $2,850 in exchange for their cancelled awards, contingent upon these employees providing continued services to the Company. In the years ended December 31, 2014 and 2015, $268 and $1,424 were recognized as compensation expense. As of December 31, 2015, $1,158 remained unrecognized.

The fair value of acquired intangibles was determined at the acquisition date primarily using the income approach, which discounts expected future cash flows to present values. The discount rates used in the present value calculations are typically derived from a weighted-average cost of capital analysis and then adjusted to reflect the overall level of inherent risk. Upon adjustment of the total purchase consideration, the revised purchase price allocation is as follows:

	Amount recorded as of December 31, 2014	Adjustments	Revised amount recorded as of December 31, 2014
Cash and cash equivalents	$10,384	$—	$10,384
Property and equipment	3,070	—	3,070
Identifiable intangible assets(4)	74,718	—	74,718
Other tangible assets acquired	8,425	—	8,425
Long-term liabilities, excluding Class B share redemption	(950)	—	(950)
Deferred taxes (net)	(22,894)	494	(22,400)
Other liabilities assumed	(3,181)	(513)	(3,694)

Total assets acquired and liabilities assumed	69,572	(19)	69,553
Class B share redemption(5)	(39,498)	—	(39,498)
Goodwill(6)	147,641	4,228	151,869

Total purchase consideration	$177,715	$4,209	$181,924

(4)	The estimated useful lives of the identifiable assets and estimated fair values are follows:

	Estimated useful live	Preliminary fair value
	(in years)
Patents	14	$268
Trademarks	10	1,666
Customer relationships	7	64,629
Technology	3	7,256
Non-compete agreement	2	899

		$74,718

(5)	In July 2014, Location Labs authorized and issued 10,000 shares of Class B common stock to certain employees of Location Labs, of which 6,000 shares were designated as Class B-1 and 4,000 shares were designated as Class B-2. Class B-1 and B-2 shares have certain put and call redemption rights upon a change of control event, including the Company’s acquisition of Location Labs in October 2014. Class B-1 shares are puttable to the Company by the shareholders for a three month period commencing on the first anniversary of the change in control for a maximum nominal value of $25,200. If the put option remains unexercised, three months after the put right expires the B-1 shares can be called by the Company for a three month period at the same redemption value as the put right. In October 2015, the Company redeemed the Class B-1 shares for $25,200. Class B-2 shares are puttable to the Company by the shareholders for a six month period commencing on January 1, 2016 for a maximum nominal value of $16,800. If the put option remains unexercised, three months after the put right expires the B-2 shares can be called by the Company for a three month period at the same redemption value as the put right. The redemption value is based upon the assumed achievement of certain financial metrics of Location Labs in 2014 and 2015. All other rights between the Class B-1 and B-2 shares were consistent. As described in Note 20, this redeemable non-controlling interest is classified outside of permanent equity.
(6)

Goodwill is calculated as the difference between the estimated fair value of the consideration transferred and the estimated fair values of the assets acquired, liabilities assumed and non-controlling interest in the acquiree. The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Location Labs software with the Company’s existing solutions and is allocated to the Company’s Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.

Unaudited Proforma Financial Information

The following unaudited pro forma financial information presents the Company’s combined results with Location Labs as if the acquisition had occurred at the beginning of 2013. No effect has been given to cost reductions or synergies in this presentation. In management’s opinion, the unaudited pro forma combined net revenue and net income are not necessarily indicative of the actual results that would have occurred had the acquisition been consummated at the beginning of 2013, nor are they necessarily indicative of the future results of the combined companies.

	Year ended December 31,
	2013	2014
Pro forma net revenue	$434,470	$401,376

Pro forma net income	$50,935	$6,347

Adjustments Included in Preparation of Unaudited Pro Forma Net Income

	Year ended December 31,
	2013	2014
Historical net income of Location Labs prior to merger	$3,610	$(46,019)
Eliminate historical amortization of capitalized software	2,712	3,614
Amortization on intangible assets acquired(1)	(12,287)	(9,727)
Acquisition related costs(2)	(9,026)	9,026

Net adjustment to operating income	(18,601)	2,913

Eliminate historical Location Labs interest expense(3)	1,010	752
Interest expense on the new credit facility(4)	(8,253)	(6,534)
Amortization of deferred debt issuance costs related to the new credit facility(5)	(589)	(466)

Net adjustment to Other income and expense, net	(7,832)	(6,248)

Net adjustment to income tax (provision) benefit	10,044	1,267

Net adjustment to Net income	$(12,779)	$(48,087)

(1)	For the purpose of the pro forma income statements, amortization has been calculated straight-line over the estimated useful lives of the intangible assets recognized on acquisition.
(2)	The supplemental pro forma net income for the year ended December 31, 2014 was adjusted to exclude costs of the merger incurred by the acquirer and acquiree of $9,026 and included in the supplemental pro forma net income for the year ended December 31, 2013.
(3)	In accordance with the acquisition agreement, the Company fully repaid the external borrowings of Location Labs. Had the acquisition been consummated at the beginning of 2013, the external borrowings would have been repaid at the beginning of the year and there would have been no interest expense.
(4)	The interest rates used for pro forma purposes are based on the rates to be in effect upon the closing of the merger. The interest rate on the terms loans under the new credit facility is 5.75% (based on an adjusted LIBOR rate plus a margin of 4.75% with a LIBOR floor of 1.00%).
(5)	Reflects amortization expense with respect to an assumed aggregate debt issuance costs of $3,528 under the new credit facility. This expense has been calculated using the effective interest rate method.

Norman Safeground AS
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The total purchase price of $16,909 consisted of cash consideration. In 2015, the Company adjusted the opening balances for deferred taxes related to the deferred revenues acquired and recorded reporting period adjustments. The allocation of purchase price of the assets acquired and liabilities assumed based on their revised fair values is as follows:

	Provisional amount recorded as of December 31, 2014	Adjustments	Revised amount recorded as of December 31, 2014
Net assets, excluding intangible assets(1)	$(2,553)	$—	$(2,553)
Intangible assets(2)	7,262	—	7,262
Deferred tax liabilities, net	(1,025)	(570)	(1,595)
Goodwill(3)	12,925	570	13,495

Total purchase consideration	$16,609	$—	$16,609

(1)	Net assets included property and equipment of $142, and net deficit of $6,104. The cash acquired in the transaction totaled $3,709.
(2)	Intangible assets included software of $25, trademarks of $572, customer relationships $5,802, and technology $863, which are amortized over their estimated useful lives of 3 to 7 years.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Norman technology with the Company’s existing solutions and is allocated to the Company’s SMB segment. Goodwill is not amortized and is not deductible for tax purposes.

Winco Capital Participacoes LTDA
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets(1)	$(47)
Intangible assets(2)	1,041
Goodwill(3)	2,211

Total purchase consideration	$3,205

(1)	Net assets included property and equipment of $33, and net deficit of $84. The cash acquired in the transaction totaled $4.
(2)	Intangible assets included a customer database of $70, a non-compete agreement of $524, and customer relationships of $447 which are being amortized over their estimated useful lives of 2 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Winco technology with the Company’s existing solutions and is allocated to the Company’s Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.

Components of consideration:
Cash consideration paid	$1,332
Deferred purchase consideration(4)	1,873

$3,205

(4)	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

Angle Labs
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets	$50
Intangible assets(1)	3,170
Goodwill	—

Total purchase consideration	$3,220

(1)	Intangible assets included developed technology of $3,170, which is amortized over its estimated useful life of three years.

Components of consideration:
Cash consideration paid	$2,865
Deferred purchase consideration(2)	355

$3,220

(2)	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

Privacy Choice LLC
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were determined as follows:

Intangible assets(1)	$3,480
Goodwill(2)	360

Total purchase consideration	$3,840

(1)	Intangible assets included developed technology of $1,380 and a non-compete agreement of $2,100, which are amortized over their estimated useful lives of five and three years respectively.
(2)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of PrivacyChoice technology with the Company’s existing solutions. Goodwill is not amortized and is not deductible for tax purposes.

Components of consideration:
Cash consideration paid	$3,200
Deferred purchase consideration(3)	640

$3,840

(3)	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

LPI Level Platforms Inc
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets(1)	$1,001
Intangible assets(2)	19,310
Goodwill(3)	3,513
Deferred tax liability	(406)

Total purchase consideration	$23,418

(1)	Net assets included property and equipment of $210, and net deficit of $134. The cash acquired in the transaction totaled $925.
(2)	Intangible assets included developed technology of $8,560 and customer relationships of $10,750, which are amortized over their estimated useful lives of five years.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of LPI’s technology with the Company’s existing solutions and LPI’s workforce. Goodwill is not amortized and is not deductible for tax purposes.

Components of consideration:
Cash consideration paid	$20,130
Deferred purchase consideration(3)	3,288

$23,418

(3)	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

ASR Technologies Ab
Net Asset Acquired and Liabilities Assumed and Goodwill Arising

The net assets acquired in the transaction were provisionally determined as follows:

Intangible assets(1)	$2,341
Goodwill	—

Total purchase consideration	$2,341

(1)	Intangible assets included developed technology of $2,341 amortized over its estimated useful life of three years.

Components of consideration:
Cash consideration paid	$1,491
Deferred purchase consideration(2)	850

$2,341

(2)	The purchase consideration was deferred for the period of 24 months after the acquisition date and serves as a partial remedy for the indemnification obligations.